Accumulated other comprehensive income/(loss) (Tables)	12 Months Ended
Dec. 31, 2023
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Schedule of accumulated other comprehensive income/(loss)
Changes in accumulated other comprehensive income/(loss) for the periods presented in this report were as follows:

(In $ millions)	Actuarial gain/(loss) relating to pension	Share in unrealized losses from associated companies	Change in debt component on Archer facility	Total
As at January 1, 2022 (Predecessor)	(2)	(19)	6	(15)
Other comprehensive income from continuing operations	1	—	—	1
Other comprehensive loss from discontinued operations	—	(2)	(1)	(3)
Recycling of accumulated other comprehensive loss on sale of PES	—	21	(5)	16
Balance before reorganization and fresh start adjustments	(1)	—	—	(1)
Reset accumulated other comprehensive loss	1	—	—	1
As at February 22, 2022 (Predecessor)	—	—	—	—
As at February 23, 2022 (Successor)	—	—	—	—
Other comprehensive income	2	—	—	2
As at December 31, 2022 (Successor)	2	—	—	2
Other comprehensive loss	(1)	—	—	(1)
As at December 31, 2023 (Successor)	1	—	—	1